Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Advertising — 2.4%
The Trade Desk, Inc., Class A*	40,986	$3,582,996
Aerospace & Defense — 3.4%
HEICO Corp., Class A	18,660	2,872,520
Howmet Aerospace, Inc.	33,758	2,310,060
		5,182,580
Apparel — 3.0%
Levi Strauss & Co., Class A	93,356	1,866,186
On Holding AG, Class A*	75,760	2,680,389
		4,546,575
Auto Parts & Equipment — 0.3%
Fox Factory Holding Corp.*	9,119	474,826
Beverages — 1.7%
Brown-Forman Corp., Class B	37,472	1,934,305
Celsius Holdings, Inc.*	7,510	622,729
		2,557,034
Biotechnology — 0.7%
Ionis Pharmaceuticals, Inc.*	24,284	1,052,711
Building Materials — 3.4%
Martin Marietta Materials, Inc.	3,982	2,444,709
Trex Co., Inc.*	26,819	2,675,195
		5,119,904
Commercial Services — 9.3%
CoStar Group, Inc.*	75,078	7,252,535
MarketAxess Holdings, Inc.	15,187	3,329,750
Rollins, Inc.	39,441	1,824,935
WillScot Mobile Mini Holdings Corp.*	37,479	1,742,773
		14,149,993
Computers — 2.0%
Crowdstrike Holdings, Inc., Class A*	9,331	2,991,425
Distribution & Wholesale — 5.8%
Copart, Inc.*	45,812	2,653,431
Fastenal Co.	36,953	2,850,554
Pool Corp.	8,047	3,246,965
		8,750,950
Diversified Financial Services — 1.3%
Blue Owl Capital, Inc.	65,100	1,227,786
LPL Financial Holdings, Inc.	3,025	799,205
		2,026,991
Electrical Components & Equipment — 4.6%
Generac Holdings, Inc.*	18,962	2,391,867
Novanta, Inc.*	12,127	2,119,436
Universal Display Corp.	15,234	2,566,167
		7,077,470
Electronics — 5.8%
Coherent Corp.*	39,812	2,413,403
Keysight Technologies, Inc.*	12,940	2,023,557
Mettler-Toledo International, Inc.*	1,382	1,839,843
	Number of Shares	Value†

Electronics — (continued)
Trimble, Inc.*	39,996	$2,574,143
		8,850,946
Entertainment — 1.5%
Vail Resorts, Inc.	10,470	2,333,030
Hand & Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	8,923	2,279,291
Healthcare Products — 17.8%
Agilent Technologies, Inc.	14,949	2,175,229
Align Technology, Inc.*	7,296	2,392,504
Bio-Techne Corp.	35,095	2,470,337
Edwards Lifesciences Corp.*	24,803	2,370,175
GE HealthCare Technologies, Inc.	26,406	2,400,570
IDEXX Laboratories, Inc.*	5,557	3,000,391
Inspire Medical Systems, Inc.*	7,570	1,625,960
Intuitive Surgical, Inc.*	7,184	2,867,063
Repligen Corp.*	16,686	3,068,889
The Cooper Cos., Inc.	24,537	2,489,524
West Pharmaceutical Services, Inc.	5,621	2,224,286
		27,084,928
Insurance — 1.0%
Kinsale Capital Group, Inc.	2,783	1,460,352
Internet — 2.9%
Pinterest, Inc., Class A*	127,605	4,424,065
Machinery — Diversified — 1.1%
Westinghouse Air Brake Technologies Corp.	11,056	1,610,638
Media — 1.2%
FactSet Research Systems, Inc.	3,917	1,779,846
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	25,666	2,296,080
Office & Business Equipment — 1.3%
Zebra Technologies Corp., Class A*	6,695	2,018,141
Pharmaceuticals — 2.7%
Dexcom, Inc.*	29,795	4,132,567
Retail — 4.9%
Casey's General Stores, Inc.	2,779	884,973
Five Below, Inc.*	3,828	694,323
Floor & Decor Holdings, Inc., Class A*	28,851	3,739,667
Lululemon Athletica, Inc.*	2,568	1,003,189
National Vision Holdings, Inc.*	49,372	1,094,083
		7,416,235
Semiconductors — 8.1%
Lattice Semiconductor Corp.*	24,478	1,914,914
Microchip Technology, Inc.	31,297	2,807,654
Monolithic Power Systems, Inc.	6,248	4,232,520
Onto Innovation, Inc.*	1,650	298,782

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Teradyne, Inc.	27,020	$3,048,667
		12,302,537
Software — 9.6%
DoubleVerify Holdings, Inc.*	42,772	1,503,863
HubSpot, Inc.*	3,545	2,221,155
MongoDB, Inc.*	4,890	1,753,750
Tyler Technologies, Inc.*	6,720	2,856,067
Veeva Systems, Inc., Class A*	12,340	2,859,055
Workday, Inc., Class A*	6,607	1,802,059
Workiva, Inc.*	19,556	1,658,349
		14,654,298
TOTAL COMMON STOCKS (Cost $109,785,344)		150,156,409

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $2,026,361)	2,026,361	2,026,361
TOTAL INVESTMENTS — 100.1% (Cost $111,811,705)		$152,182,770
Other Assets & Liabilities — (0.1)%		(179,557)
TOTAL NET ASSETS — 100.0%		$152,003,213

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
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